Events after the close of the fiscal Year - Additional Information (Detail) - Lincoln Park Capital Fund LLC [member] € in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Jan. 08, 2021 USD ($)	Mar. 24, 2021 EUR (€) shares	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Equity purchase agreement consideration paid	$ 40		$ 40
Equity purchase agreement term	0 months		24 months
Purchase of american depositary shares value	$ 40		$ 40
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Equity purchase agreement consideration paid	$ 40
Equity purchase agreement term	24 months
Purchase of american depositary shares value	$ 40
Share repurchased related expenses	$ 1
Major ordinary share transactions [member] | American Depository Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		262,812
Proceeds from issue of ordinary shares | €		€ 1.3